Loss per share - Schedule of Weighted Average Number of Ordinary Shares (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loss per share
Balance beginning	235,597	258,564	257,376
Effect of share options exercised	595	687	418
Effect of warrants exercised	2	2,307
Effect of shares issued during the year	3,063	1,893
Repurchase of treasury shares	(20,946)	(15,432)
Balance ending	218,311	248,019	257,794